UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2024

OTG Latin America Fund

ITEM 1.(a).  Reports to Stockholders.

ANNUAL REPORT

For the year ended March 31, 2024

OTG Latin America Fund

OTG Latin America Fund

ANNUAL REPORT

OTG Latin America Fund

Dear Shareholder:

As we look back on the events that transpired in the last year, I would like to share with you the following:

On May 8, 2024 we will reach our fifth year of operations. OTG Latin America Fund “On The Ground” (the “Fund”” or “OTGAX”) was launched on May 8, 2019 with the intention of providing an investment vehicle to those investors seeking investment alternatives in the Latin American Region – all the way from Mexico to Argentina. Today, we believe, OTGAX`s investment strategy coupled with the fact that our entire investment management team is based “on the ground” provides such a window of investments. We at OTG Asset Management, Ltd. (as advisors to OTGAX) continue to believe that investment opportunities can be found in the Region, across different, countries, sectors, currencies and along the different stages of each particular economic or business cycle.

As in the previous year, efforts were made to have at least 80% of the portfolio invested in the Latin American Region. It is worth noting that not all countries that make up the Region are present in the portfolio holdings due to the simple fact that, at times, we did not find opportunities that were in-line with the Fund`s objective. We moderately invested the remaining portion of the Fund`s portfolio that was not allocated to the Region in U.S. securities market.

For those who live outside of the region, there’s a tendency to limit investment considerations to the countries with the largest stature—Brazil, Mexico, and Argentina among U.S.-based mutual fund and ETF companies.

But Latin America is far more dynamic beyond those three anchors, and in many ways, the differences and nuances are only evident to those born and raised within the region.

With regard to investments, that depth of localized knowledge can lead to ideas and returns rooted in companies far from the biggest names in the biggest countries. That is, companies with stock that isn’t available via American Depository Receipts (ADRs), but possess promising, durable growth prospects.

Performance in the last fiscal year has netted a return of 21.95%, excluding the impact of the maximum sales charge. We outperformed our benchmark which is the MSCI EM Latin America Index1 (MXLA) which has performed 15.53% during the same period. A well-diversified portfolio steps beyond to pull solidly performing companies that are not only thriving in different sectors, but serve a local clientele and therefore not reliant on the twists and turns of the global commodity markets.

1The MSCI Emerging Markets (EM) Latin America Index captures large and mid-cap representation across five Emerging Markets countries in Latin America.

ANNUAL REPORT

OTG Latin America Fund

Shareholder Letter - continuedMarch 31, 2024

We were more focused on investments in a sector consider nontraditional in the region which was digitalization (e-commerce, online banking, and smarter operations from service and software) we found good opportunities in this sector which has become the common theme in LatAm as adaptation of technological platforms is changing the way consumers shop, bank and drive.

Market corrections and bear markets inevitably happen. An investor must be able to withstand these drops and stick to a long term plan. We as the advisor of the Fund intend to be able to stick with one´s long-term strategic portfolio allocation, and with disciplined rebalancing. It is our objective to maintain a longer full market cycle perspective, not overreacting to short term performance swings, daily news flow, and other emotional/behavioral factors. Within a diversified total portfolio, we believe the Equity and alternative strategies can play important roles.

Experienced investors born and raised in the region have lived through many cycles of volatility and recovery. Hyper-inflation. Restrictive monetary policies. Political currents that can lead to rapid changes governments, although those tend to reflect broader preferences that swing from right wing thinking to leftist leadership and back again (presently, the pendulum resides left-of-center).

It’s a very dynamic environment, but there are always companies that do well no matter who’s in charge. Regardless of the political leanings of the government, consumers still behave in ways that support constructive GDP growth. It may be in different proportions than developed nations, but there will always be economic activity within the region that benefits select companies.

And so, investment success comes down to choosing the right companies.

We look forward to providing our investors with prudent risk management, always paying attention to our downside. We will continue monitoring on a daily basis our positions, managing risk and looking for opportunities on either side of the cycle.

We appreciate you being a shareholder!

Sincerely,

Mauricio Alvarez

Portfolio Manager of OTG Latin America Fund a & C.E.O. of
OTG Asset Management, Ltd.

La Paz, Bolivia

ANNUAL REPORT

OTG Latin America Fund

Shareholder Letter - continuedMarch 31, 2024

Mutual fund investing involves risk, including possible loss of principal. The risks of investing in foreign companies, including those located in emerging market countries, can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, including recordkeeping standards, less stringent regulation of securities markets and differences in accounting methods. Small- and mid-cap investing involve greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat. The Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Latin American region and may be more volatile than the performance of funds that invest in more developed countries and/or in more than one region. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. The Fund is actively managed. An investment in the Fund is subject to the risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results.

The performance data quoted represents past performance and is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Foreside Fund Services, LLC is the distributor and OTG Asset Management Ltd (“the Advisor”) is the investment advisor to the Fund.

ANNUAL REPORT

OTG Latin America Fund

Important Disclosure StatementsMarch 31, 2024

The OTG Latin America Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and OTG Asset Management, Ltd. (“the Advisor”) is the investment advisor to the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2024 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund’s total annual operating expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

ANNUAL REPORT

OTG Latin America Fund

COMPARISON OF $10,000 INVESTMENT IN OTG LATIN AMERICA FUND
CLASS A SHARES VS. MSCI EMERGING MARKETS LATIN AMERICA INDEX
$12
$10
$8
$6
$4
Thousands
$10,783
$10,244
$9,379
5/8/2019
3/31/2020
3/31/2021
3/31/2022
3/31/2023
3/31/2024
OTG Latin America Fund with load
MSCI EM Latin America Index
OTG Latin America Fund no load

	Class A Shares
	Total Return One Year Ended 3/31/2024	Average Annual Return Since Inception 5/8/2019 to 3/31/2024
OTG Latin America Fund
without load	21.95%	1.55%
with load	15.86%	0.49%
MSCI EM Latin America Index	15.53%	-1.30%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges. Performance with load reflects the Class A Shares maximum sales charge of 5.00%. Performance without load does not reflect the maximum sales charge. There is a 2.00% redemption fee if shares are redeemed within 60 days of purchases. You may be charged a 1.00% redemption fee on shares redeemed within one year of purchase.

The gross expense ratio as of the most recent prospectus dated 7/31/23 is 2.99%.

The MSCI Emerging Markets Latin America Index captures large and mid cap representation across 6 Emerging Markets (EM) countries in Latin America. With 112 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

ANNUAL REPORT

OTG Latin America Fund

Portfolio Compositionas of March 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	21.30%
Consumer Staples	16.80%
Industrials	9.60%
Materials	7.17%
Information Technology	3.83%
Energy	5.80%
Communication Services	2.44%
Consumer Discretionary	2.12%
Utilities	0.30%
Corporate Bonds:
Financial	1.80%
Materials	1.42%
Money Market Fund	23.90%
Total Investments	96.48%

Options Written:
Put Options	(0.01%	)
Total Options Written	(0.01%	)

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Schedule of InvestmentsMarch 31, 2024

		Shares	Value
69.36%	COMMON STOCKS

23.75%	BRAZIL
	Ambev SA ADR	252,000	$624,960
	Banco Bradesco SA ADR	209,579	599,396
	Gerdau SA ADR	63,787	281,939
	Globant SA(A)	1,888	381,187
	Itau Unibanco Holding SA ADR	25,662	177,838
	Lojas Renner SA	61,000	205,912
	Nu Holdings Ltd.(A)	67,200	801,696
	Petroleo Brasileiro SA ADR	19,550	297,355
	Sendas Distribuidora SA	12,444	183,922
	TOTVS SA	56,250	319,528
	Vale SA ADR	38,300	466,877
			4,340,610

10.78%	CHILE
	Aguas Andinas SA(A)	186,589	54,466
	Banco de Crédito e Inversiones	9,973	285,099
	Banco Itaú Chile SA(A)	39,983	412,651
	Cencosud SA	146,600	254,366
	SMU SA(A)	2,904,500	503,812
	Sociedad Quimica y Minera de Chile SA	9,362	460,236
			1,970,630

23.16%	MEXICO
	Alfa S.A.B. de C.V.	461,533	343,419
	America Movil S.A.B. de C.V.(A)	241,000	225,858
	Cemex S.A.B. de C.V. ADR(A)	43,200	389,232
	Fomento Economico Mexicano S.A.B. de C.V. ADR	37,952	492,284
	Gentera S.A.B. de C.V.	242,500	414,997
	Grupo Comercial Chedraui S.A.B. de C.V.	24,803	199,430
	Grupo Financiero Banorte S.A.B. de C.V.	53,150	563,871
	Grupo Traxion S.A.B. de C.V.(A)	316,000	586,970

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedMarch 31, 2024

		Shares/ Principal	Value
	Orbia Advance Corp. S.A.B. de C.V.(A)	275,764	$576,094
	Wal-Mart de Mexico S.A.B. de C.V.	109,600	441,710
			4,233,865

7.60%	PERU
	Alicorp S.A.A.	73,511	124,504
	Cementos Pacasmayo S.A.A.	150,000	173,401
	CrediCorp Ltd.	1,855	314,293
	Ferreyros SA	268,133	209,045
	Inretail Peru Corp.	7,229	245,063
	Intercorp Financial Services	13,599	323,792
			1,390,098

4.07%	UNITED STATES
	The Boeing Co.(A)	800	154,392
	Exxon Mobil Corp.	1,600	185,984
	NIKE, Inc.	1,940	182,612
	The Walt Disney Co.	1,805	220,860
			743,848

69.36%	TOTAL COMMON STOCKS		12,679,051
	(Cost: $10,989,699)

3.22%	CORPORATE BONDS

0.55%	COLOMBIA
	Banco GNB Sudameris SA 04/03/2027 7.051%(b)	100,000	99,918

1.42%	PERU
	Peru LNG 03/22/2030 5.375%	300,000	259,287

1.25%	UNITED STATES
	Bank of America NA 08/18/2025 5.650%	15,000	15,091
	HSBC Bank plc 04/02/2026 0.000%(A)	214,000	214,000
			229,091

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedMarch 31, 2024

		Shares	Value
3.22%	TOTAL CORPORATE BONDS		$588,296
	(Cost: $616,585)

23.90%	MONEY MARKET FUND
	Morgan Stanley Institutional Liquidy Fund - Institutional Class 5.22%(c)	4,368,494	4,368,494
	(Cost: $4,368,494)

96.48%	TOTAL INVESTMENTS		$17,635,841
	(Cost: $15,974,778)
3.52%	Other assets, net of liabilities		643,380
100.00%	NET ASSETS		$18,279,221

(A)Non-income producing

(B)Rate is determined periodically. Rate shown is the rate in effect on March 31, 2024.

(C)Effective 7 day yield as of March 31, 2024

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedMarch 31, 2024

(0.01%)	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	PUT OPTIONS
	Petroleo Brasileiro SA	150	$228,150	$15.21	04/20/2024	$(1,350)

(0.01%)	TOTAL OPTIONS WRITTEN					$(1,350)
	(Premiums received: ($5,617))

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Statement of Assets and LiabilitiesMarch 31, 2024

ASSETS
Investments at value (cost of $15,974,778) (Note 1)	$17,635,841
Cash	853,144
Dividends and interest receivable (cost of $30,800)	30,796
Receivable for fund shares sold	36
Prepaid expenses	1,869
TOTAL ASSETS	18,521,686

LIABILITIES
Payable for investments purchased	214,000
Options written at value (premiums received of ($5,617))	1,350
Accrued advisory fees	7,693
Accrued 12b-1 fees	2,620
Accrued proxy expense	1,163
Accrued custody fees	4,879
Accrued accounting, administration and transfer agent fees	9,209
Other accrued expenses	1,551
TOTAL LIABILITIES	242,465
NET ASSETS	$18,279,221

Net Assets Consist of:
Paid-in-capital applicable to 2,009,481 no par value shares of beneficial interest outstanding, unlimited shares authorized	$16,869,961
Distributable earnings (deficit)	1,409,260
Net Assets	$18,279,221

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$18,279,221
Shares Outstanding	2,009,481
Net Asset Value and Redemption Price Per Share	$9.10
Maximum Offering Price Per Share(1)	$9.58
Redemption Price Per Share(2)	$8.92

(1)Includes maximum offering price per share with sales charge of 5.00%.

(2)Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Statement of OperationsYear Ended March 31, 2024

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $49,366)	$682,863
Interest	201,769
Total investment income	884,632

EXPENSES
Investment advisory fees (Note 2)	185,410
12b-1 fees (Note 2)	42,139
Recordkeeping and administrative services (Note 2)	44,293
Accounting fees (Note 2)	40,634
Custody fees	24,253
Transfer agent fees (Note 2)	19,872
Professional fees	42,244
Filing and registration fees	1,400
Trustee fees	8,658
Compliance fees	9,767
Shareholder servicing and reports	24,303
Insurance	2,815
Proxy expense	1,163
Other	20,196
Total expenses	467,147
Management fee waivers (Note 2)	(137,303)
Net Expenses	329,844
Net investment income (loss)	554,788

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	682,252
Net realized gain (loss) on options written	29,476
Net realized gain (loss) on foreign currency transactions	(6,792)
Total net realized gain (loss)	704,936

Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,042,403
Net increase (decrease) in unrealized appreciation (depreciation) on options written	(2,921)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency transactions	(3)
Total net increase (decrease) in unrealized appreciation (depreciation)	2,039,479
Net realized and unrealized gain (loss) on investments	2,744,415

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,299,203

OTG Latin America Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	Year ended March 31, 2024	Year ended March 31, 2023

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$554,788	$728,498
Net realized gain (loss) on investments, options written and foreign currency transactions	704,936	147,791
Net increase (decrease) in unrealized appreciation (depreciation) of investments, options written and foreign currencies	2,039,479	(2,573,076)
Increase (decrease) in net assets from operations	3,299,203	(1,696,787)

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(537,733)	(817,534)
Decrease in net assets from distributions	(537,733)	(817,534)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	824	382
Distributions reinvested	537,733	817,533
Shares redeemed	(137,627)	(1,558,309)
Increase (decrease) in net assets from capital stock transactions	400,930	(740,394)

NET ASSETS
Increase (decrease) during year	3,162,400	(3,254,715)
Beginning of year	15,116,821	18,371,536
End of year	$18,279,221	$15,116,821

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	Years ended March 31,				Period May 8, 2019(2) through March 31, 2020
	2024	2023	2022	2021
Net asset value, beginning of period	$7.70	$8.96	$8.11	$5.83	$10.00
Investment activities
Net investment income (loss)(1)	0.28	0.38	0.28	0.05	0.12
Net realized and unrealized gain (loss) on investments	1.39	(1.21)	1.02	2.29	(4.15)
Total from investment activities	1.67	(0.83)	1.30	2.34	(4.03)
Distributions
Net investment income	(0.25)	(0.37)	(0.27)	(0.06)	(0.11)
Net realized gain	(0.02)	(0.06)	(0.18)	—	(0.03)
Total distributions	(0.27)	(0.43)	(0.45)	(0.06)	(0.14)
Net asset value, end of period	$9.10	$7.70	$8.96	$8.11	$5.83
Total Return(3)	21.95%	(8.84%)	17.12%	40.12%	(40.90%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)	2.76%	3.26%	2.77%	2.93%	3.46%
Expenses, net of waivers	1.95%	2.22%	1.99%	2.07%	2.17%
Net investment income (loss)	3.28%	4.90%	3.32%	0.64%	1.45%
Portfolio turnover rate(3)	64.76%	67.32%	79.68%	250.37%	296.18%
Net assets, end of period (000’s)	$18,279	$15,117	$18,372	$15,675	$6,831

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been: 2.76% for the year ended March 31, 2024; 2.99% for the year ended March 31, 2023; 2.73% for the year ended March 31, 2022; 2.81% for the year ended March 31, 2021 and 3.24% for the period May 8, 2019 through March 31, 2020.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial StatementsMarch 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management company. The Fund commenced operations on May 8, 2019. The Fund offers Class A and Institutional Class shares. As of March 31, 2024, the Fund had no Institutional Class shares outstanding.

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

when shareholders will not be able to purchase or redeem shares of the Fund. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to OTG Asset Management, Ltd. (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$12,679,051	$—	$—	$12,679,051
Corporate Bonds	—	588,296	—	588,296
Money Market Fund	4,368,494	—	—	4,368,494
	$17,047,545	$588,296	$—	$17,635,841

Liabilities
Options Written	$—	$(1,350)	$—	$(1,350)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

The Fund held no Level 3 securities at any time during the year ended March 31, 2024.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

Reclassification of Capital Accounts

GAAP requires certain components of net assets related to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2024, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund may engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. As of March 31, 2024, the Fund held no securities sold short.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk. The following derivatives were held by the Fund on March 31, 2024.

Derivative	Value Liability Derivative
Put Options Written	$(1,350)*

*Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended March 31, 2024 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Call options written	$29,476	$(7,188)
Put options written	—	4,267
	$29,476	$(2,921)

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written.

The effect of the derivative instruments on the Statement of Operations for the year ended March 31, 2024, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the year:

Average notional value of:
Options written	$(96,396)
NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee of 1.10% of the Fund’s daily net assets.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

The Advisor earned and waived management fees for the year ended March 31, 2024 as follows:

Management Fee Earned	Management Fee Waived
$185,410	$137,303

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the daily net assets of the Fund. This agreement is in effect until July 31, 2024. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amounts of recoverable reimbursements as of March 31, 2024 are as follows:

Recoverable Waivers and/or Reimbursements and Expiration Date
2025	2026	2027	Total
$127,803	$155,121	$137,303	$420,227

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Class A shares in consideration for distribution related services.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended March 31, 2024, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$42,139

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For its services, fees to CFS are computed daily and paid monthly. For the year ended March 31, 2024, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$35,931	$18,328	$34,615

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended March 31, 2024, were as follows:

Purchases	Sales
$8,762,157	$12,407,778

The above amounts do not include $45,846 of premiums received from and $19,240 of payments to close options written.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

NOTE	4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended March 31, 2024 and 2023 were as follows:

Distributions paid from:	Year ended March 31, 2024	Year ended March 31, 2023
Ordinary income	$537,733	$817,534
Realized Gains	—	—
Net Dividends and Distributions	$537,733	$817,534

As of March 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed net investment income (loss)	$86,624
Other accumulated losses	(8,095)
Net unrealized appreciation (depreciation)	1,330,731
$1,409,260

For tax purposes, the Fund had a current year late-year ordinary loss of $8,095. This loss will be recognized on the first business day of the Fund’s fiscal year, April 1, 2024.

As of March 31, 2024, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$16,303,757	$1,787,576	$(456,842)	$1,330,734

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Year ended March 31, 2024	Year ended March 31, 2023
Shares sold	96	50
Share reinvested	62,167	112,857
Shares redeemed	(17,097)	(198,242)
Net increase (decrease)	45,166	(85,335)

NOTE 6 – BORROWINGS AND RISKS

The Fund may engage in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

return will be less than if leverage had not been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. During the year ended March 31, 2024, the Fund had no borrowings.

NOTE 7 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the year ended March 31, 2024, there were no borrowings.

NOTE 8 – RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 9 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2024, the Fund had 23.10% and 16.80% of the value of its net assets invested in securities within the Financials and Consumer Staples sectors, respectively.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2024

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

OTG Latin America Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of
OTG Latin America Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of OTG Latin America Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of March 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period May 8, 2019 (commencement of operations) through March 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period May 8, 2019 (commencement of operations) through March 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the World Funds Trust since 1995.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

ANNUAL REPORT

OTG Latin America Fund

Report of Independent Registered Public Accounting Firm - continued

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 30, 2024

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, unless otherwise indicated.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Non-Interested Trustees

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (69) Trustee	Indefinite, Since June 2010	Dean Emeritus (since 2023) and Professor of Marketing (since 2013), Jones College of Business, Middle Tennessee State University.	22	Independent Trustee for the forty-eight series of the ETF Opportunities Trust (a registered investment company).
Mary Lou H. Ivey (66) Trustee	Indefinite, Since June 2010	Senior Vice President for Finance, Episcopal Church Building Fund (national non profit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C. (accounting firm), 2008-2021.	22	Independent Trustee for the forty-eight series of the ETF Opportunities Trust (a registered investment company).
Theo H. Pitt, Jr. (88) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	22

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Chairman of Hillman Capital Management Investment; Starboard Investment Trust for the ten series of that trust; and ETF Opportunities Trust for the forty-eight series of that Trust (all registered investment companies).

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Officers Who Are Not Trustees

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (60) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 to present.
Karen M. Shupe (60) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (69) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (55) Secretary	Indefinite, Since November 2013	Attorney, Practus, LLP (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (61) Assistant Secretary	Indefinite, Since November 2022	Attorney, Practus LLP (law firm), 2020 to present; Senior Vice President and Associate General Counsel, The TCW Group, Inc. (investment management firm), 2017 to 2019.
Gino E. Malaspina (56) Assistant Secretary	Indefinite, Since November 2022

Attorney, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (62) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (51) Assistant Secretary	Indefinite, Since May 22	Manager, Fund Administration, Commonwealth Fund Services, Inc., August 2023 to present, Fund Administrator, Commonwealth Fund Services, Inc., 2016 to 2023.
Julian G. Winters (55) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting firm) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov.

ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2023, and held for the six months ended March 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio	Expenses Paid During the Period Ended 3/31/24*
Class A Actual	$1,000.00	$1,062.10	1.95%	$10.05
Class A Hypothetical**	$1,000.00	$1,015.20	1.95%	$ 9.82

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses.

ANNUAL REPORT

OTG Latin America Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Adviser:

OTG Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Transfer Agent, Fund Accountant and Administrator:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

ITEM 1.(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f) The code of ethics is attached hereto as exhibit13(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,900 for 2024 and $15,450 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,700 for 2024 and $2,600 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,000 for 2024 and $1,000 for 2023.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Karen Shupe Principal Executive Officer
Date: June 7, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 7, 2024

* Print the name and title of each signing officer under his or her signature.